Schedule of Loans Payable (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total loans payable		$ 121,445	$ 166,555
Current portion of loans payable		(121,445)	(145,866)
Long-term portion of loans payable			20,689
Unsecured Loan One [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[1]		12,107
Unsecured Loan Two [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[2]	29,225	56,537
Unsecured Loan Three [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[3]	31,944	97,911
Unsecured Loan Four [member]
IfrsStatementLineItems [Line Items]
Total loans payable	[4]	$ 60,276

[1]	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the six months ended June 30, 2023, the Company made principal payments of $Nil (2022 - $1,516) and $Nil (2022 - $1,113) in interest payments. During the six months ended June 30, 2023, the Company wrote off the remaining balance of $12,107.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $14,979 (2022 - $2,253) in principal payments and $10,898 (2022 - $4,213) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $50,564 (2022 - $nil) in principal payments and $4,980 (2022 - $nil) in interest payments.
[4]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the six months ended June 30, 2023, the Company made $21,619 (2022 - $nil) in principal payments and $10,434 (2022 - $nil) in interest payments.